CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (13,551)	$ (8,803)	$ (5,047)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	2,383	1,404	1,264
Transaction cost from issue of convertible notes	0	0	44
Deferred income taxes	(457)	(350)	(315)
Bad debt provision	0	0	195
Share-based compensation expenses	534	741	1,566
Impairment loss of goodwill	10,330	5,618	0
Impairment loss of property, plant and equipment	385	0	0
Impairment loss of allowance for guarantee	157	0	0
Gain on disposal of a subsidiary	(263)	0	0
Loss on change in fair value of convertible notes	0	0	1,500
(Gain) Loss on change in fair value of warrant derivative liability	(394)	150	0
Change in operating assets
Accounts receivable, trade	(12)	119	(96)
Loans receivable	(36,396)	0	0
Other receivables and prepayments	(343)	(187)	(202)
Inventories	0	0	25
Interest receivable	1	0	0
Advances to suppliers	179	(179)	123
Change in operating liabilities
Accounts payables, trade	5	(1)	186
Other payables and accrued liabilities	1,104	(100)	90
Customer deposits	0	0	(412)
Taxes payable	186	(6,413)	0
Net cash used in continuing operations	(36,152)	(8,001)	(1,079)
Net cash (used in) / provided by discontinued operations	(22)	24	0
Net cash used in operating activities	(36,174)	(7,977)	(1,079)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advances to an unrelated third party	0	0	(6,743)
Repayment from an unrelated party	0	6,457	0
Purchase of property and equipment	(2,442)	0	0
Proceeds from acquisition of a subsidiaries	1,983	943	1
Settlement of a promissory note for acquisition of a subsidiary	(3,533)	0	0
Refund of deposit paid for acquisition of a subsidiary	0	0	33,280
Deposits paid for acquisition of subsidiaries	(6,410)	0	(33,288)
Net cash (used in) provided by continuing operations	(10,402)	7,400	(6,750)
Net cash from discontinued operations	0	0	0
Net cash (used in) provided by investing activities	(10,402)	7,400	(6,750)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other loan from unrelated party, unsecured	0	2,172	0
New bank loan raised	200
Proceeds from loan from a shareholder	0	0	88
Payments on loan from a shareholder	0	0	(88)
Proceeds from convertible notes	5,780	0	298
Proceeds from exercise of warrants	175
Proceeds from shares issuance	49,991	3,091	7,001
Advances from unrelated parties	0	283	221
Repayment to an unrelated party	0	(221)	0
Net cash provided by continuing operations	56,146	5,325	7,520
Net cash from discontinued operations	0	0	0
Net cash provided by financing activities	56,146	5,325	7,520
EFFECT OF EXCHANGE RATE ON CASH	0	0	(7)
INCREASE (DECREASE) IN CASH	9,570	4,748	(316)
Cash and Pledged bank deposits, beginning of year	4,777	29	345
Cash and Pledged bank deposits, end of year	14,347	4,777	29
Analysis of Cash and Pledged bank deposits
Included in cash and cash equivalents per consolidated balance sheets	14,342	4,237	29
Included in assets of discontinued operations	5	25	0
Cash and Pledged bank deposits, end of year	14,347	4,777	29
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	0	0	6
Cash paid for income taxes	0	6,413	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued and to be issued on conversion of convertible notes	0	0	3,674
Common stock issued for acquisition of subsidiaries	$ 8,188	$ 4,679	$ 4,080